Washington Mutual Investors Fund
Investment portfolio
July 31, 2025
unaudited

Common stocks 96.56% Energy 3.64%	Shares	Value (000)
Baker Hughes Co., Class A	6,397,846	$288,223
Canadian Natural Resources, Ltd.	29,114,473	922,929
Chevron Corp.	1,886,616	286,086
ConocoPhillips	11,829,794	1,127,853
EOG Resources, Inc.	19,155,068	2,298,991
Exxon Mobil Corp.	11,607,076	1,295,814
Halliburton Co.	6,924,829	155,116
Schlumberger NV	3,750,443	126,765
Shell PLC (ADR) (a)	6,501,855	469,499
TC Energy Corp.	7,410,060	354,794
		7,326,070
Materials 2.87%
Air Products and Chemicals, Inc.	3,032,297	872,938
Corteva, Inc.	11,515,533	830,616
Freeport-McMoRan, Inc.	6,258,082	251,825
H.B. Fuller Co.	2,017,637	113,391
International Paper Co.	19,475,655	910,292
Linde PLC	3,127,762	1,439,584
LyondellBasell Industries NV	2,588,453	149,949
Nucor Corp.	290,993	41,632
Rio Tinto PLC (ADR)	2,636,661	157,593
Royal Gold, Inc.	754,966	114,317
Wheaton Precious Metals Corp.	9,693,619	887,063
		5,769,200
Industrials 11.51%
3M Co.	6,810,457	1,016,256
Applied Industrial Technologies, Inc.	198,215	53,815
BAE Systems PLC (ADR)	2,744,065	262,374
Boeing Co. (The) (b)	6,439,889	1,428,625
Carrier Global Corp.	6,752,799	463,377
Caterpillar, Inc.	2,491,653	1,091,394
Deere & Co.	1,695,742	889,196
Delta Air Lines, Inc.	13,229,299	703,931
Deutsche Post AG (ADR) (a)	9,718,759	437,441
Eaton Corp. PLC	295,688	113,757
Equifax, Inc.	2,396,999	575,831
FedEx Corp.	1,364,753	305,009
General Electric Co.	10,521,462	2,852,158
HEICO Corp.	770,068	251,658
Honeywell International, Inc.	4,825,057	1,072,851
Ingersoll-Rand, Inc.	7,663,211	648,538
Johnson Controls International PLC	2,790,814	293,036
L3Harris Technologies, Inc.	4,015,024	1,103,409
Lennox International, Inc.	150,593	91,711
Washington Mutual Investors Fund — Page 1 of 7

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Northrop Grumman Corp.	4,854,986	$2,799,434
PACCAR, Inc.	2,545,565	251,400
Parker-Hannifin Corp.	699,723	512,127
Paychex, Inc.	7,745,076	1,117,847
Republic Services, Inc.	1,168,345	269,479
RTX Corp.	20,963,248	3,303,179
Siemens AG (ADR)	2,280,000	291,498
Union Pacific Corp.	2,811,993	624,178
Waste Connections, Inc.	1,724,602	321,931
		23,145,440
Consumer discretionary 6.72%
Amazon.com, Inc. (b)	6,105,631	1,429,389
Chipotle Mexican Grill, Inc. (b)	2,787,984	119,549
D.R. Horton, Inc.	4,351,087	621,509
Darden Restaurants, Inc. (c)	5,880,722	1,185,965
General Motors Co.	3,837,155	204,674
Home Depot, Inc.	4,310,258	1,584,063
Marriott International, Inc., Class A	1,728,397	456,003
NIKE, Inc., Class B	5,583,110	417,003
Royal Caribbean Cruises, Ltd.	9,387,897	2,984,131
Sony Group Corp. (ADR) (a)	4,549,514	110,644
Starbucks Corp.	16,321,267	1,455,204
Tesla, Inc. (b)	769,386	237,179
TJX Cos., Inc. (The)	5,770,515	718,602
Tractor Supply Co.	5,852,538	333,302
Vail Resorts, Inc. (c)	2,281,468	342,813
YUM! Brands, Inc.	9,078,321	1,308,640
		13,508,670
Consumer staples 8.23%
Altria Group, Inc.	10,171,559	630,026
British American Tobacco PLC (ADR)	38,422,648	2,062,528
Bunge Global SA	1,336,864	106,628
Church & Dwight Co., Inc.	3,191,531	299,270
Coca-Cola Co.	10,090,271	685,028
Constellation Brands, Inc., Class A	5,934,484	991,296
Costco Wholesale Corp.	581,766	546,651
Dollar General Corp.	756,908	79,400
Estee Lauder Cos., Inc. (The), Class A	2,494,630	232,849
Hershey Co.	2,048,069	381,207
Keurig Dr Pepper, Inc.	44,729,762	1,460,427
Kimberly-Clark Corp.	1,793,588	223,517
Kraft Heinz Co. (The)	6,991,915	191,998
Mondelez International, Inc., Class A	13,326,723	862,106
Nestle SA (ADR) (a)	3,053,577	265,600
Philip Morris International, Inc.	41,372,287	6,787,124
Procter & Gamble Co.	3,693,451	555,753
Target Corp.	1,734,775	174,345
		16,535,753
Health care 10.71%
Abbott Laboratories	18,903,645	2,385,451
AbbVie, Inc.	3,965,506	749,560
Amgen, Inc.	8,927,317	2,634,451
Washington Mutual Investors Fund — Page 2 of 7

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
AstraZeneca PLC (ADR)	18,658,492	$1,363,749
Bristol-Myers Squibb Co.	7,248,940	313,952
Cooper Cos., Inc. (b)	1,358,647	96,043
CVS Health Corp.	30,669,879	1,904,600
Danaher Corp.	5,121,396	1,009,734
Elevance Health, Inc.	2,224,396	629,682
Eli Lilly and Co.	4,754,195	3,518,437
Gilead Sciences, Inc.	13,403,058	1,505,029
Humana, Inc.	525,060	131,197
Illumina, Inc. (b)	1,900,000	195,149
Novo Nordisk AS, Class B (ADR) (a)	8,742,993	411,533
Regeneron Pharmaceuticals, Inc.	239,098	130,418
Sanofi (ADR)	7,741,784	353,335
Thermo Fisher Scientific, Inc.	526,913	246,427
UnitedHealth Group, Inc.	8,545,485	2,132,611
Vertex Pharmaceuticals, Inc. (b)	2,983,421	1,363,036
Zimmer Biomet Holdings, Inc.	4,285,413	392,758
Zoetis, Inc., Class A	362,934	52,912
		21,520,064
Financials 18.50%
American Express Co.	1,903,372	569,698
Aon PLC, Class A	1,680,799	597,877
Apollo Asset Management, Inc.	7,288,789	1,059,207
Arthur J. Gallagher & Co.	5,857,614	1,682,600
AXA SA (ADR)	6,270,422	305,307
Bank of America Corp.	47,000,759	2,221,726
BlackRock, Inc.	2,855,252	3,157,937
Blackstone, Inc.	5,309,267	918,291
Brookfield Asset Management, Ltd., Class A	8,324,413	513,367
Capital One Financial Corp.	9,427,486	2,026,909
Carlyle Group, Inc. (The)	4,694,362	284,760
Chubb, Ltd.	6,635,153	1,765,216
Citigroup, Inc.	3,992,011	374,051
Citizens Financial Group, Inc. (c)	22,694,066	1,082,961
CME Group, Inc., Class A	2,315,656	644,401
Fifth Third Bancorp	3,027,607	125,858
Goldman Sachs Group, Inc.	517,804	374,678
Intercontinental Exchange, Inc.	875,532	161,825
JPMorgan Chase & Co.	11,248,951	3,332,389
KeyCorp	18,396,323	329,662
KKR & Co., Inc.	7,444,194	1,091,170
Marsh & McLennan Cos., Inc.	19,593,395	3,903,004
Mastercard, Inc., Class A	3,947,065	2,235,894
Morgan Stanley	8,846,550	1,260,280
PNC Financial Services Group, Inc.	1,173,468	223,276
Progressive Corp.	3,107,622	752,169
S&P Global, Inc.	1,124,609	619,772
Truist Financial Corp.	30,265,854	1,322,920
Visa, Inc., Class A	8,080,260	2,791,487
Wells Fargo & Co.	18,145,026	1,463,033
		37,191,725
Washington Mutual Investors Fund — Page 3 of 7

unaudited
Common stocks (continued) Information technology 23.03%	Shares	Value (000)
Accenture PLC, Class A	3,812,327	$1,018,273
Adobe, Inc. (b)	594,608	212,685
Apple, Inc.	15,196,892	3,154,419
Applied Materials, Inc.	1,692,939	304,831
ASM International NV (ADR)	372,764	180,448
ASML Holding NV (ADR)	1,931,589	1,341,894
Broadcom, Inc.	52,809,409	15,510,123
Intel Corp.	9,377,157	185,668
International Business Machines Corp.	3,595,455	910,189
KLA Corp.	2,159,284	1,898,075
Microsoft Corp.	25,328,436	13,512,721
Motorola Solutions, Inc.	2,663,880	1,169,390
NVIDIA Corp.	23,542,859	4,187,568
Oracle Corp.	2,167,359	550,011
Salesforce, Inc.	1,764,907	455,928
SAP SE (ADR) (a)	2,314,549	663,581
Synopsys, Inc. (b)	553,677	350,738
TE Connectivity PLC	621,780	127,931
Texas Instruments, Inc.	3,077,787	557,264
		46,291,737
Communication services 4.86%
Alphabet, Inc., Class A	7,208,259	1,383,265
Alphabet, Inc., Class C	10,159,118	1,959,287
AT&T, Inc.	3,210,111	87,989
Comcast Corp., Class A	58,388,327	1,940,244
Deutsche Telekom AG (ADR) (a)	4,702,447	168,442
Electronic Arts, Inc.	2,454,920	374,351
Meta Platforms, Inc., Class A	4,130,155	3,194,427
Walt Disney Co. (The)	5,518,105	657,261
		9,765,266
Utilities 4.13%
CenterPoint Energy, Inc.	9,515,715	369,400
Constellation Energy Corp.	6,642,651	2,310,580
DTE Energy Co.	3,868,743	535,473
Entergy Corp.	4,054,989	366,693
FirstEnergy Corp.	21,233,984	906,903
NextEra Energy, Inc.	2,133,007	151,571
Public Service Enterprise Group, Inc.	3,243,509	291,235
Sempra	20,423,300	1,668,175
Southern Co. (The)	18,020,902	1,702,615
		8,302,645
Real estate 2.36%
American Tower Corp. REIT	1,499,497	312,480
AvalonBay Communities, Inc. REIT	737,013	137,291
Extra Space Storage, Inc. REIT	731,902	98,338
Mid-America Apartment Communities, Inc. REIT	5,595,418	796,955
Prologis, Inc. REIT	5,313,353	567,360
Simon Property Group, Inc. REIT	1,594,819	261,216
Welltower, Inc. REIT	15,625,760	2,579,344
		4,752,984
Total common stocks (cost: $107,981,885,000)		194,109,554
Washington Mutual Investors Fund — Page 4 of 7

unaudited
Convertible stocks 0.52% Industrials 0.27%	Shares	Value (000)
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	7,764,417	$548,944
Financials 0.25%
Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	904,695	68,920
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	7,511,131	431,514
		500,434
Total convertible stocks (cost: $817,355,000)		1,049,378
Short-term securities 3.29% Money market investments 2.90%
Capital Group Central Cash Fund 4.33% (c)(d)	58,212,153	5,820,633
Money market investments purchased with collateral from securities on loan 0.39%
Capital Group Central Cash Fund 4.33% (c)(d)(e)	2,363,843	236,361
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.19% (d)(e)	88,600,000	88,600
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.25% (d)(e)	88,600,000	88,600
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.25% (d)(e)	85,579,682	85,580
Fidelity Investments Money Market Government Portfolio, Class I 4.22% (d)(e)	80,500,000	80,500
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.20% (d)(e)	64,400,000	64,400
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.22% (d)(e)	64,400,000	64,400
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.21% (d)(e)	40,200,000	40,200
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.25% (d)(e)	40,200,000	40,200
		788,841
Total short-term securities (cost: $6,609,767,000)		6,609,474
Total investment securities 100.37% (cost: $115,409,007,000)		201,768,406
Other assets less liabilities (0.37%)		(734,146)
Net assets 100.00%		$201,034,260
Washington Mutual Investors Fund — Page 5 of 7

unaudited
Investments in affiliates (c)

	Value at 5/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2025 (000)	Dividend or interest income (000)
Common stocks 1.30%
Consumer discretionary 0.76%
Darden Restaurants, Inc.	$1,904,080	$—	$740,306	$249,406	$(227,215)	$1,185,965	$8,821
Vail Resorts, Inc.	255,047	71,700	—	—	16,066	342,813	4,346
						1,528,778
Financials 0.54%
Citizens Financial Group, Inc.	837,184	—	—	—	245,777	1,082,961	9,532
Total common stocks						2,611,739
Short-term securities 3.02%
Money market investments 2.90%
Capital Group Central Cash Fund 4.33% (d)	6,026,247	5,050,500	5,255,966	(287)	139	5,820,633	65,462
Money market investments purchased with collateral from securities on loan 0.12%
Capital Group Central Cash Fund 4.33% (d)(e)	15,111	221,250 (f)				236,361	— (g)
Total short-term securities						6,056,994
Total 4.32%				$249,119	$34,767	$8,668,733	$88,161

(a)	All or a portion of this security was on loan.
(b)	Security did not produce income during the last 12 months.
(c)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(d)	Rate represents the seven-day yield at 7/31/2025.
(e)	Security purchased with cash collateral from securities on loan.
(f)	Represents net activity.
(g)	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Washington Mutual Investors Fund — Page 6 of 7

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. As of July 31, 2025, all of the fund’s investments were classified as Level 1.
Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP1-001-0925
Washington Mutual Investors Fund — Page 7 of 7